United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: December 31, 2007

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       January 28, 2008
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____89_______

Form 13F Information Table Value Total: $_135,207_______
                                          (thousands)


31-Dec-07

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4
								VALUE
NAME OF ISSUER			TITLE OF CLASS	CUSIP     	 (X$1000)
3M Company			COMMON STOCK	88579Y101	 1,533
Abbott Labs			COMMON STOCK	002824100	 1,257
Air Products & Chemicals	COMMON STOCK	009158106	 1,341
Allstate			COMMON STOCK	020002101	 1,149
Altria Group			COMMON STOCK	02209S103	 2,059
American International Group	COMMON STOCK	026874107	 1,444
AT&T				COMMON STOCK	00206R102	 1,788
Automatic Data Processing	COMMON STOCK	053015103	 1,014
Bank of America			COMMON STOCK	060505104	 1,554
Berkshire Hathaway		COMMON STOCK	084670108	 1,699
Berkshire Hathaway B		COMMON STOCK	084670207	 256
Biotechnology Index Fund	ETFS		464287556	 1,266
Blackrock Debt Strategies Fund	MUTUAL FUNDS	09255R103	 177
Boeing				COMMON STOCK	097023105	 1,016
BP PLC ADR			COMMON STOCK	055622104	 516
Bristol Myers Squibb		COMMON STOCK	110122108	 322
Castle Brands			COMMON STOCK	148435100	 26
Caterpillar			COMMON STOCK	149123101	 580
Chevron Texaco			COMMON STOCK	166764100	 3,982
Citigroup			COMMON STOCK	172967101	 1,005
Coca Cola			COMMON STOCK	191216100	 1,281
Colgate-Palmolive Co		COMMON STOCK	194162103	 978
ConocoPhilips			COMMON STOCK	20825C104	 3,258
Devon Energy 			COMMON STOCK	25179M103	 1,335
Disney, Walt			COMMON STOCK	254687106	 1,168
Dominion Resources		COMMON STOCK	25746U109	 261
Duke Energy			COMMON STOCK	26441C105	 508
DuPont				COMMON STOCK	263534109	 941
Eli Lilly			COMMON STOCK	532457108	 2,110
EMC				COMMON STOCK	268648102	 625
Emerson Electric		COMMON STOCK	291011104	 2,164
Entergy				COMMON STOCK	29364G103	 386
Exelon				COMMON STOCK	30161N101	 2,516
Exxon Mobil			COMMON STOCK	30231G102	 4,567
Fortune Brands			COMMON STOCK	349631101	 586
General Dynamics		COMMON STOCK	369550108	 321
General Electric		COMMON STOCK	369604103	 3,774
General Mills			COMMON STOCK	370334104	 499
Google				COMMON STOCK	38259P508	 242
GTSI				COMMON STOCK	36238K103	 99
Halliburton			COMMON STOCK	406216101	 824
Hartford Financial Services	COMMON STOCK	416515104	 1,083
Honeywell			COMMON STOCK	438516106	 1,989
Illinois Tool Works		COMMON STOCK	452308109	 588
International Business Machine	COMMON STOCK	459200101	 2,172
iShares Goldman Sachs Semicond	COMMON STOCK	464287523	 449
iShares MSCI EAFE Index fund	ETFS		464287465	 4,415
iShares MSCI Emerging Markets 	ETFS		464287234	 819
iShares MSCI Japan Index	ETFS		464286848	 902
iShares S&P 500 Index		ETFS		464287200	 1,519
iShares Trust Dow Jones US Tec	ETFS		464287721	 1,839
Johnson & Johnson		COMMON STOCK	478160104	 3,507
JP Morgan Chase			COMMON STOCK	46625H100	 2,737
Kimberly-Clark			COMMON STOCK	494368103	 964
Kraft Foods			COMMON STOCK	50075N104	 249
Marathon Oil			COMMON STOCK	565849106	 2,683
Merrill Lynch 			COMMON STOCK	590188108	 316
Microsoft 			COMMON STOCK	594918104	 1,985
Morgan Stanley			COMMON STOCK	617446448	 1,012
Nike				COMMON STOCK	654106103	 669
Nokia				COMMON STOCK	654902204	 292
Occidental Petroleum 		COMMON STOCK	674599105	 1,135
Omnicom Group			COMMON STOCK	681919106	 308
Pepco Holdings			COMMON STOCK	713291102	 270
Pepsico				COMMON STOCK	713448108	 2,140
Pfizer				COMMON STOCK	717081103	 503
Procter & Gamble		COMMON STOCK	742718109	 2,561
Raytheon			COMMON STOCK	755111507	 1,170
S&P 400 Midcap Index Trust	ETFS		595635103	 1,191
S&P Technology Sector SPDR	ETFS		81369Y803	 1,183
Sandy Spring Bancorp		COMMON STOCK	800363103	 308
Schlumberger			COMMON STOCK	806857108	 1,906
Seagate Technology		COMMON STOCK	G7945J104	 678
Southern 			COMMON STOCK	842587107	 205
Spectra Energy			COMMON STOCK	847560109	 236
St. Jude Medical		COMMON STOCK	790849103	 879
Sun American Bancorp		COMMON STOCK	86664A202	 188
SunTrust Banks			COMMON STOCK	867914103	 21,642
Tate & Lyle PFC ADR		COMMON STOCK	876570607	 330
Texas Instruments		COMMON STOCK	882508104	 1,174
Time Warner 			COMMON STOCK	887317105	 261
United Parcel Service		COMMON STOCK	911312106	 474
United Technologies		COMMON STOCK	913017109	 3,467
Unitedhealth Group 		COMMON STOCK	91324P102	 4,806
Valero Energy			COMMON STOCK	91913Y100	 651
Verizon				COMMON STOCK	92343V104	 2,152
Wal Mart Stores			COMMON STOCK	931142103	 480
Wells Fargo			COMMON STOCK	949746101	 600
Wyeth				COMMON STOCK	983024100	 1,693



COLUMN 1			COLUMN 5	COLUMN 6	COLUMN 7
						INVESTMENT	OTHER
NAME OF ISSUER	 		SHARES 		DISCRETION	MANAGERS
3M Company	 		18,180 		SOLE		NONE
Abbott Labs	 		22,390 		SOLE		NONE
Air Products & Chemicals	13,600 		SOLE		NONE
Allstate	 		21,990 		SOLE		NONE
Altria Group	 		27,245 		SOLE		NONE
American International Group	24,766 		SOLE		NONE
AT&T	 			43,031 		SOLE		NONE
Automatic Data Processing	22,773 		SOLE		NONE
Bank of America	 		37,661 		SOLE		NONE
Berkshire Hathaway	 	12 		SOLE		NONE
Berkshire Hathaway B	 	54 		SOLE		NONE
Biotechnology Index Fund	15,600 		SOLE		NONE
Blackrock Debt Strategies Fund	31,100 		SOLE		NONE
Boeing	 			11,614 		SOLE		NONE
BP PLC ADR	 		7,050 		SOLE		NONE
Bristol Myers Squibb	 	12,154 		SOLE		NONE
Castle Brands	 		11,700 		SOLE		NONE
Caterpillar	 		8,000 		SOLE		NONE
Chevron Texaco	 		42,668 		SOLE		NONE
Citigroup	 		34,130 		SOLE		NONE
Coca Cola	 		20,879 		SOLE		NONE
Colgate-Palmolive Co	 	12,550 		SOLE		NONE
ConocoPhilips	 		36,900 		SOLE		NONE
Devon Energy 	 		15,020 		SOLE		NONE
Disney, Walt	 		36,190 		SOLE		NONE
Dominion Resources	 	5,500 		SOLE		NONE
Duke Energy	 		25,203 		SOLE		NONE
DuPont	 			21,350 		SOLE		NONE
Eli Lilly	 		39,525 		SOLE		NONE
EMC	 			33,780 		SOLE		NONE
Emerson Electric	 	38,200 		SOLE		NONE
Entergy	 			3,231 		SOLE		NONE
Exelon	 			30,820 		SOLE		NONE
Exxon Mobil	 		48,746 		SOLE		NONE
Fortune Brands	 		8,100 		SOLE		NONE
General Dynamics	 	3,612 		SOLE		NONE
General Electric	 	101,804 	SOLE		NONE
General Mills	 		8,750 		SOLE		NONE
Google	 			350 		SOLE		NONE
GTSI	 			10,000 		SOLE		NONE
Halliburton	 		21,732 		SOLE		NONE
Hartford Financial Services	12,420 		SOLE		NONE
Honeywell	 		32,300 		SOLE		NONE
Illinois Tool Works	 	10,976 		SOLE		NONE
International Business Machine	20,089 		SOLE		NONE
iShares Goldman Sachs Semicond	7,550 		SOLE		NONE
iShares MSCI EAFE Index fund	56,240 		SOLE		NONE
iShares MSCI Emerging Markets 	5,450 		SOLE		NONE
iShares MSCI Japan Index	67,850 		SOLE		NONE
iShares S&P 500 Index	 	10,350 		SOLE		NONE
iShares Trust Dow Jones US Tec	29,450 		SOLE		NONE
Johnson & Johnson	 	52,585 		SOLE		NONE
JP Morgan Chase	 		62,703 		SOLE		NONE
Kimberly-Clark	 		13,900 		SOLE		NONE
Kraft Foods	 		7,652 		SOLE		NONE
Marathon Oil	 		44,160 		SOLE		NONE
Merrill Lynch 	 		5,895 		SOLE		NONE
Microsoft 	 		55,768 		SOLE		NONE
Morgan Stanley	 		19,060 		SOLE		NONE
Nike	 			10,410 		SOLE		NONE
Nokia	 			7,610 		SOLE		NONE
Occidental Petroleum 	 	14,750 		SOLE		NONE
Omnicom Group	 		6,480 		SOLE		NONE
Pepco Holdings	 		9,222 		SOLE		NONE
Pepsico	 			28,192 		SOLE		NONE
Pfizer	 			22,112 		SOLE		NONE
Procter & Gamble	 	34,885 		SOLE		NONE
Raytheon	 		19,270 		SOLE		NONE
S&P 400 Midcap Index Trust	7,650 		SOLE		NONE
S&P Technology Sector SPDR	44,390 		SOLE		NONE
Sandy Spring Bancorp	 	11,081 		SOLE		NONE
Schlumberger	 		19,380 		SOLE		NONE
Seagate Technology	 	26,570 		SOLE		NONE
Southern 	 		5,300 		SOLE		NONE
Spectra Energy	 		9,145 		SOLE		NONE
St. Jude Medical	 	21,640 		SOLE		NONE
Sun American Bancorp	 	50,359 		SOLE		NONE
SunTrust Banks	 		346,329 	SOLE		NONE
Tate & Lyle PFC ADR	 	9,400 		SOLE		NONE
Texas Instruments	 	35,150 		SOLE		NONE
Time Warner 	 		15,800 		SOLE		NONE
United Parcel Service	 	6,705 		SOLE		NONE
United Technologies	 	45,300 		SOLE		NONE
Unitedhealth Group 		82,584 		SOLE		NONE
Valero Energy	 		9,290 		SOLE		NONE
Verizon	 			49,262 		SOLE		NONE
Wal Mart Stores	 		10,100 		SOLE		NONE
Wells Fargo	 		19,880 		SOLE		NONE
Wyeth	 			38,320 		SOLE		NONE



COLUMN 1				 COLUMN 8
					 VOTING AUTHORITY
NAME OF ISSUER	 		 SOLE 	 SHARED		 NONE
3M Company			 17,830 		 350
Abbott Labs	 		 21,690 		 700
Air Products & Chemicals	 13,600
Allstate	 		 21,540 		 450
Altria Group	 		 27,095 		 150
American International Group	 24,166 		 600
AT&T	 			 41,831 		 1,200
Automatic Data Processing	 22,173 		 600
Bank of America	 		 37,161 		 500
Berkshire Hathaway	 	 12
Berkshire Hathaway B	 	 54
Biotechnology Index Fund	 15,250 		 350
Blackrock Debt Strategies Fund	 31,100
Boeing	 			 11,414 		 200
BP PLC ADR	 		 6,850 			 200
Bristol Myers Squibb	 	 12,154
Castle Brands	 		 11,700
Caterpillar	 		 8,000
Chevron Texaco	 		 40,559 		 2,109
Citigroup	 		 32,930 		 1,200
Coca Cola	 		 20,379 		 500
Colgate-Palmolive Co	 	 12,250 		 300
ConocoPhilips	 		 36,450 		 450
Devon Energy 	 		 14,720 		 300
Disney, Walt	 		 35,490 		 700
Dominion Resources	 	 3,900 			 1,600
Duke Energy	 		 23,079 		 2,124
DuPont	 			 21,350
Eli Lilly	 		 38,925 		 600
EMC	 			 32,780 		 1,000
Emerson Electric	 	 36,600 		 1,600
Entergy	 			 3,231
Exelon	 			 30,020 		 800
Exxon Mobil	 		 45,446 		 3,300
Fortune Brands	 		 8,100
General Dynamics	 	 3,612
General Electric	 	 87,104 		 14,700
General Mills	 		 8,450 			 300
Google	 			 350
GTSI	 			 10,000
Halliburton	 		 21,732
Hartford Financial Services	 12,170 		 250
Honeywell	 		 31,700 		 600
Illinois Tool Works	 	 10,976
International Business Machine	 19,039 		 1,050
iShares Goldman Sachs Semicond	 7,150 			 400
iShares MSCI EAFE Index fund	 54,840 		 1,400
iShares MSCI Emerging Markets 	 5,450
iShares MSCI Japan Index	 65,950 		 1,900
iShares S&P 500 Index	 	 10,350
iShares Trust Dow Jones US Tec	 28,850 		 600
Johnson & Johnson	 	 51,285 		 1,300
JP Morgan Chase	 		 61,903 		 800
Kimberly-Clark	 		 13,700 		 200
Kraft Foods	 		 7,549 			 103
Marathon Oil	 		 43,160 		 1,000
Merrill Lynch 	 		 5,895
Microsoft 	 		 54,668 		 1,100
Morgan Stanley	 		 18,160 		 900
Nike	 			 10,160 		 250
Nokia	 			 7,610
Occidental Petroleum 	 	 14,550 		 200
Omnicom Group	 		 6,480
Pepco Holdings	 		 8,522 			 700
Pepsico	 			 27,792 		 400
Pfizer	 			 21,412 		 700
Procter & Gamble	 	 33,885 		 1,000
Raytheon	 		 18,770 		 500
S&P 400 Midcap Index Trust	 7,150 			 500
S&P Technology Sector SPDR	 42,890 		 1,500
Sandy Spring Bancorp	 	 11,081
Schlumberger	 		 18,880 		 500
Seagate Technology	 	 26,570
Southern 	 		 5,100 			 200
Spectra Energy	 		 8,383 			 762
St. Jude Medical		 21,540 		 100
Sun American Bancorp	 	 50,359
SunTrust Banks	 		 346,329
Tate & Lyle PFC ADR	 	 9,400
Texas Instruments	 	 34,750 		 400
Time Warner 	 		 15,800
United Parcel Service	 	 6,705
United Technologies	  	 43,500 		 1,800
Unitedhealth Group 	 	 81,734 		 850
Valero Energy	 		 8,990 			 300
Verizon	 			 47,814 		 1,448
Wal Mart Stores	 		 9,800 			 300
Wells Fargo	 		 18,880 		 1,000
Wyeth	 			 37,370 		 950